UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds, LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31

Date of reporting period: June 1, 2015 – November 30, 2015

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

November 30, 2015

AMG Managers Cadence Capital Appreciation Fund

Investor Class: MPAFX       |     Service Class: MCFYX        |     Institutional Class: MPCIX

AMG Managers Cadence Mid Cap Fund

Investor Class: MCMAX     |     Service Class: MCMYX      |     Institutional Class: MCMFX

AMG Managers Cadence Emerging Companies Fund

                                               |     Service Class: MECAX       |     Institutional Class: MECIX

www.amgfunds.com |	SAR065-1115

AMG Funds

Semi-Annual Report—November 30, 2015 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Cadence Capital Appreciation Fund	4
AMG Managers Cadence Mid Cap Fund	7
AMG Managers Cadence Emerging Companies Fund	10

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	13

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	15
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	17
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	18
Detail of changes in assets for the past two fiscal periods

Financial Highlights	19
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	26

Notes to Financial Statements	27
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	34

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2015	Expense Ratio for the Period	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Expenses Paid During the Period*
AMG Managers Cadence Capital Appreciation Fund
Investor Class
Based on Actual Fund Return	0.98%	$1,000	$994	$4.89
Hypothetical (5% return before expenses)	0.98%	$1,000	$1,020	$4.95
Service Class
Based on Actual Fund Return	0.97%	$1,000	$994	$4.84
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.90
Institutional Class
Based on Actual Fund Return	0.72%	$1,000	$996	$3.59
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.64
AMG Managers Cadence Mid Cap Fund
Investor Class
Based on Actual Fund Return	1.11%	$1,000	$933	$5.36
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,019	$5.60
Service Class
Based on Actual Fund Return	0.97%	$1,000	$933	$4.69
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.90
Institutional Class
Based on Actual Fund Return	0.72%	$1,000	$934	$3.48
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.64
AMG Managers Cadence Emerging Companies Fund
Service Class
Based on Actual Fund Return	1.67%	$1,000	$1,046	$8.54
Hypothetical (5% return before expenses)	1.67%	$1,000	$1,017	$8.42
Institutional Class
Based on Actual Fund Return	1.42%	$1,000	$1,047	$7.27
Hypothetical (5% return before expenses)	1.42%	$1,000	$1,018	$7.16

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Fund Performance (unaudited)

Periods ended November 30, 2015

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended November 30, 2015.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Cadence Capital Appreciation Fund [2,3,4,5]
Investor Class	(0.57)%	5.02%	11.35%	5.16%
Service Class	(0.60)%	5.08%	11.49%	5.30%
Institutional Class	(0.44)%	5.36%	11.77%	5.57%
Russell 1000® Growth Index[6]	1.34%	6.12%	15.10%	8.66%
AMG Managers Cadence Mid-Cap Fund [2,3,5,7]
Investor Class	(6.72)%	(1.72)%	10.58%	5.67%
Service Class	(6.68)%	(1.58)%	10.75%	5.83%
Institutional Class	(6.56)%	(1.36)%	11.02%	6.09%
Russell Midcap® Growth Index[8]	(3.56)%	1.82%	13.42%	8.53%
AMG Managers Cadence Emerging Companies Fund [2,3,5,9,10]
Service Class	4.62%	16.91%	15.91%	7.81%
Institutional Class	4.73%	17.18%	16.20%	8.09%
Russell Microcap® Growth Index[11]	(5.36)%	8.16%	13.51%	6.42%
Russell 2000® Growth Index[12]	(3.48)%	6.63%	13.41%	8.46%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors Inc., member FINRA/SIPC.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2015. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[4]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[5]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[6]	The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.
[7]	The Fund is subject to risks associated with investments in mid-capitalization companies such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[8]	The Russell Midcap® Growth Index measures the performance of the Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.
[9]	The Fund is subject to risks associated with investments in small-capitalization companies such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[10]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information and reliance on a limited number of products.
[11]	The Russell Microcap® Growth Index measures the performance of the micro-cap growth segment of the U.S. equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.
[12]	The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Index is unmanaged, is not available for Investment, and does not incur expenses.

The Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell Microcap® Growth Index and Russell 2000® Growth Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Cadence Capital Appreciation Fund

Fund Snapshots (unaudited)

November 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Managers Cadence Capital Appreciation Fund**	Russell 1000® Growth Index
Information Technology	28.4%	28.5%
Consumer Discretionary	18.2%	21.4%
Health Care	16.1%	16.5%
Industrials	14.9%	10.9%
Consumer Staples	8.8%	10.9%
Financials	7.7%	5.5%
Energy	3.5%	0.7%
Materials	2.0%	3.6%
Telecommunication Services	0.0%	2.0%
Other Assets and Liabilities	0.4%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Apple, Inc.*	5.6%
Facebook, Inc., Class A*	3.2
Microsoft Corp.*	3.0
Alphabet, Inc., Class A	2.9
Visa, Inc., Class A*	2.8
Gilead Sciences, Inc.*	2.7
The Walt Disney Co.*	2.5
Alphabet, Inc., Class C	2.3
The Boeing Co.*	2.0
Starbucks Corp.	2.0

Top Ten as a Group	29.0%

*	Top Ten Holdings as of May 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2015

	Shares	Value
Common Stocks - 99.6%
Consumer Discretionary - 18.2%
Aramark	38,339	$1,250,618
Delphi Automotive PLC	17,718	1,557,058
Foot Locker, Inc.	23,766	1,544,790
Harman International Industries, Inc.	11,743	1,211,408
Hilton Worldwide Holdings, Inc.	43,777	1,016,502
Macy’s, Inc.	25,510	996,931
Omnicom Group, Inc.	17,958	1,327,455
O’Reilly Automotive, Inc.*	5,228	1,379,512
The Priceline Group, Inc.*	1,347	1,682,201
Scripps Networks Interactive, Inc., Class A1	15,411	875,345
Starbucks Corp.	37,085	2,276,648
Target Corp.	16,923	1,226,918
The TJX Cos., Inc.	26,057	1,839,624
The Walt Disney Co.	25,118	2,850,139
Total Consumer Discretionary		21,035,149
Consumer Staples - 8.8%
The Clorox Co.	8,859	1,101,174
Colgate-Palmolive Co.	19,998	1,313,469
Constellation Brands, Inc., Class A	12,274	1,721,551
CVS Health Corp.	18,999	1,787,616
The Estee Lauder Cos., Inc., Class A	14,558	1,224,619
Mondelez International, Inc., Class A	26,479	1,156,073
Philip Morris International, Inc.	21,366	1,867,175
Total Consumer Staples		10,171,677
Energy - 3.5%
Anadarko Petroleum Corp.	10,514	629,789
EOG Resources, Inc.	16,502	1,376,762
Halliburton Co.	30,206	1,203,709
Kinder Morgan, Inc.	33,547	790,703
Total Energy		4,000,963
Financials - 7.7%
American Tower Corp.	18,630	1,851,449
JPMorgan Chase & Co.	25,716	1,714,743
Markel Corp.*,1	1,080	977,584
Marsh & McLennan Cos., Inc.	24,776	1,370,113
T. Rowe Price Group, Inc.	15,346	1,168,598
Wells Fargo & Co.	32,200	1,774,220
Total Financials		8,856,707

	Shares	Value
Health Care - 16.1%
Abbott Laboratories	23,796	$1,068,916
Aetna, Inc.	9,678	994,414
Alkermes PLC*	14,518	1,065,040
Biogen, Inc.*	5,804	1,664,935
Cardinal Health, Inc.	16,027	1,391,945
Gilead Sciences, Inc.	29,816	3,159,303
Johnson & Johnson	15,769	1,596,454
Medtronic PLC	21,720	1,636,385
Mettler-Toledo International, Inc.*	2,763	947,101
Mylan N.V.*	24,127	1,237,715
Quintiles Transnational Holdings, Inc.*	14,810	1,006,932
Stryker Corp.	17,295	1,668,276
Zoetis, Inc.	26,188	1,222,980
Total Health Care		18,660,396
Industrials - 14.9%
Alaska Air Group, Inc.	21,086	1,681,187
American Airlines Group, Inc.	26,177	1,080,063
The Boeing Co.	15,835	2,303,201
Cintas Corp.	12,691	1,162,369
Danaher Corp.	15,215	1,466,574
Expeditors International of Washington, Inc.	22,590	1,096,519
General Dynamics Corp.	7,825	1,146,049
Honeywell International, Inc.	19,535	2,030,663
Illinois Tool Works, Inc.	14,947	1,404,719
Ingersoll-Rand PLC	19,547	1,146,822
Rockwell Automation, Inc.	10,323	1,098,780
United Parcel Service, Inc., Class B	16,099	1,658,358
Total Industrials		17,275,304
Information Technology - 28.4%
Accenture PLC, Class A	19,632	2,104,943
Adobe Systems, Inc.*	14,568	1,332,389
Alphabet, Inc., Class A*	4,332	3,304,666
Alphabet, Inc., Class C*	3,633	2,697,866
Apple, Inc.	55,095	6,517,738
Avago Technologies, Ltd.	11,438	1,492,087
Facebook, Inc., Class A*	34,965	3,644,752
Intuit, Inc.	14,897	1,492,679
MasterCard, Inc., Class A	22,350	2,188,512
Microsoft Corp.	63,648	3,459,269

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 28.4% (continued)
Red Hat, Inc.*	18,172	$1,479,383
Visa, Inc., Class A	40,211	3,177,071
Total Information Technology		32,891,355
Materials - 2.0%
CF Industries Holdings, Inc.	15,398	710,464
Sealed Air Corp.	35,187	1,596,082
Total Materials		2,306,546
Total Common Stocks (cost $90,954,008)		115,198,097

	Principal Amount	Value
Short-Term Investments - 1.3%
Repurchase Agreements - 0.8%[2]
ING Financial Markets LLC, dated 11/30/15, due 12/01/15, 0.120%, total to be received $854,594 (collateralized by various U.S. Government Agency Obligations, 1.739% - 6.260%, 12/01/19 - 06/01/46, totaling $871,691)	$854,591	$854,591

	Shares
Other Investment Companies - 0.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	591,342	591,342
Total Short-Term Investments (cost $1,445,933)		1,445,933
Total Investments - 100.9% (cost $92,399,941)		116,644,030
Other Assets, less Liabilities - (0.9)%		(993,630)
Net Assets - 100.0%		$115,650,400

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund

Fund Snapshots (unaudited)

November 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Managers Cadence Mid Cap Fund**	Russell Midcap® Growth Index
Consumer Discretionary	22.7%	24.3%
Information Technology	21.1%	20.5%
Industrials	17.7%	15.8%
Consumer Staples	13.8%	8.0%
Financials	11.2%	11.9%
Health Care	10.8%	13.2%
Materials	3.1%	5.0%
Energy	0.7%	0.8%
Telecommunication Services	0.0%	0.4%
Utilities	0.0%	0.1%
Other Assets and Liabilities	(1.1)%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

% of Net
Security Name	Assets
Dr. Pepper Snapple Group, Inc.	2.5%
Extra Space Storage, Inc.	2.5
Ulta Salon Cosmetics & Fragrance, Inc.	2.5
Constellation Brands, Inc., Class A*	2.3
Sabre Corp.	2.3
Equinix, Inc.	2.3
Cardinal Health, Inc.	2.1
Aramark	2.0
The Goodyear Tire & Rubber Co.	2.0
Electronic Arts, Inc.	2.0

Top Ten as a Group	22.5%

*	Top Ten Holdings as of May 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2015

	Shares	Value
Common Stocks - 101.1%
Consumer Discretionary - 22.7%
AMC Networks, Inc., Class A*	30,410	$2,472,637
Aramark	86,790	2,831,090
AutoZone, Inc.*	2,880	2,257,258
Delphi Automotive PLC	17,490	1,537,021
Domino’s Pizza, Inc.	11,210	1,204,739
Expedia, Inc.	17,130	2,108,874
Foot Locker, Inc.	22,290	1,448,850
Gentex Corp.	87,430	1,463,141
The Goodyear Tire & Rubber Co.	80,910	2,822,141
Hilton Worldwide Holdings, Inc.	62,580	1,453,108
The Interpublic Group of Cos., Inc.	68,250	1,569,750
Lear Corp.	20,720	2,608,648
Macy’s, Inc.	26,350	1,029,758
O’Reilly Automotive, Inc.*	6,680	1,762,652
ServiceMaster Global Holdings, Inc.*	39,000	1,461,720
TopBuild Corp.*	23,730	722,816
Ulta Salon Cosmetics & Fragrance, Inc.*	20,780	3,470,260
Total Consumer Discretionary		32,224,463
Consumer Staples - 13.8%
Brown-Forman Corp., Class B	20,440	2,095,918
Church & Dwight Co., Inc.	24,660	2,115,088
The Clorox Co.	8,950	1,112,485
Constellation Brands, Inc., Class A	23,550	3,303,123
Dr. Pepper Snapple Group, Inc.	39,130	3,511,918
The Hain Celestial Group, Inc.*	25,310	1,080,737
The Kroger Co.	29,770	1,121,138
Molson Coors Brewing Co., Class B	25,050	2,305,352
Sysco Corp.	35,120	1,443,432
The WhiteWave Foods Co.*	35,910	1,459,023
Total Consumer Staples		19,548,214
Energy - 0.7%
Cameron International Corp.*	13,520	923,281
Financials - 11.2%
Aon PLC	15,450	1,463,733
Equinix, Inc.	10,826	3,209,900
Extra Space Storage, Inc.	41,510	3,476,462
Markel Corp.*,1	1,680	1,520,686
MSCI, Inc.	25,920	1,817,510
Signature Bank*	9,800	1,549,870

	Shares	Value
Sovran Self Storage, Inc.	27,700	$2,783,573
Total Financials		15,821,734
Health Care - 10.8%
Alkermes PLC*	25,012	1,834,880
AmerisourceBergen Corp.	24,900	2,456,136
Cardinal Health, Inc.	33,590	2,917,292
Charles River Laboratories International, Inc.*	16,640	1,274,125
CR Bard, Inc.	7,860	1,468,405
Hologic, Inc.*	36,530	1,473,986
Waters Corp.*	17,030	2,261,925
Zoetis, Inc.	35,090	1,638,703
Total Health Care		15,325,452
Industrials - 17.7%
A.O. Smith Corp.	9,080	724,221
Acuity Brands, Inc.	10,990	2,537,371
Alaska Air Group, Inc.	18,670	1,488,559
AMETEK, Inc.	32,310	1,824,223
Cintas Corp.	24,670	2,259,525
Delta Air Lines, Inc.	44,223	2,054,601
Equifax, Inc.	6,480	722,520
Huntington Ingalls Industries, Inc.	11,140	1,458,449
Masco Corp.	23,940	716,045
Rockwell Collins, Inc.	15,640	1,449,515
Snap-on, Inc.	11,590	1,995,334
Southwest Airlines Co.	55,320	2,538,082
Spirit AeroSystems Holdings, Inc., Class A*	26,940	1,413,003
Towers Watson & Co., Class A	10,810	1,453,945
Verisk Analytics, Inc.*	31,850	2,387,158
Total Industrials		25,022,551
Information Technology - 21.1%
Electronic Arts, Inc.*	41,340	2,802,439
FactSet Research Systems, Inc.	10,360	1,756,331
Genpact, Ltd.*	78,200	1,970,640
Harris Corp.	18,480	1,536,242
Intuit, Inc.	14,520	1,454,904
LinkedIn Corp., Class A*	9,030	2,195,283
Maxim Integrated Products, Inc.	42,260	1,638,420
NetApp, Inc.	63,570	1,949,056
NVIDIA Corp.	75,470	2,393,908
Paychex, Inc.	28,970	1,571,622
Red Hat, Inc.*	28,400	2,312,044

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.1% (continued)
Sabre Corp.	112,570	$3,293,798
Shopify, Inc., Class A*,1	51,469	1,355,693
The Western Union Co.	111,340	2,099,872
Xilinx, Inc.	31,030	1,541,881
Total Information Technology		29,872,133
Materials - 3.1%
Celanese Corp., Series A	24,960	1,765,920
Sealed Air Corp.	31,323	1,420,811
Vulcan Materials Co.	12,109	1,243,231
Total Materials		4,429,962
Total Common Stocks (cost $128,356,779)		143,167,790

	Principal Amount
Short-Term Investments - 3.6%
Repurchase Agreements - 1.4%[2]
Citigroup Global Markets, Inc., dated 11/30/15, due 12/01/15, 0.130%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 12/15/15 - 04/01/51, totaling $1,020,000)	$1,000,000	1,000,000

	Principal Amount	Value
HSBC Securities USA, Inc., dated 11/30/15, due 12/01/15, 0.110%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.500% - 6.500%, 09/28/16 - 12/01/45, totaling $1,020,002)	$1,000,000	$1,000,000
RBC Capital Markets LLC, dated 11/30/15, due 12/01/15, 0.090%, total to be received $71,407 (collateralized by various U.S. Government Agency Obligations, 1.750% - 7.000%, 04/20/25 - 05/20/65, totaling $72,835)	71,407	71,407
Total Repurchase Agreements		2,071,407

	Shares
Other Investment Companies - 2.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	3,067,001	3,067,001
Total Short-Term Investments (cost $5,138,408)		5,138,408
Total Investments - 104.7% (cost $133,495,187)		148,306,198
Other Assets, less Liabilities - (4.7)%		(6,653,717)
Net Assets - 100.0%		$141,652,481

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund

Fund Snapshots (unaudited)

November 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Managers Cadence Emerging Companies Fund*	Russell Microcap® Growth Index	Russell 2000® Growth Index
Health Care	27.6%	40.2%	27.4%
Information Technology	27.6%	19.2%	25.1%
Consumer Discretionary	12.1%	13.0%	16.8%
Industrials	11.8%	10.5%	13.0%
Financials	8.5%	6.0%	7.8%
Telecommunication Services	3.4%	2.7%	0.8%
Consumer Staples	3.3%	3.4%	3.5%
Materials	2.1%	3.5%	4.2%
Energy	0.0%	1.2%	1.3%
Utilities	0.0%	0.3%	0.1%
Other Assets and Liabilities	3.6%	0.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Preferred Bank	1.5%
Reis, Inc.	1.5
Argan, Inc.	1.4
Aceto Corp.	1.4
RingCentral, Inc., Class A	1.4
Extreme Networks, Inc.	1.4
DSP Group, Inc.	1.4
Albany Molecular Research, Inc.	1.3
Vonage Holdings Corp.	1.3
Cavco Industries, Inc.	1.3

Top Ten as a Group	13.9%

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2015

	Shares	Value
Common Stocks - 96.4%
Consumer Discretionary - 12.1%
Bassett Furniture Industries, Inc.	8,436	$264,553
Build-A-Bear Workshop, Inc.*	25,229	324,445
Cavco Industries, Inc.*	7,271	674,022
Cherokee, Inc.*	18,202	347,840
Denny’s Corp.*	44,499	428,970
Escalade, Inc.	29,214	350,568
Horizon Global Corp.*	55,717	484,181
Malibu Boats, Inc., Class A*	13,970	216,814
Nautilus, Inc.*	26,212	503,532
Nutrisystem, Inc.	21,613	495,802
Stoneridge, Inc.*	39,117	572,282
Tower International, Inc.	17,134	525,328
Universal Electronics, Inc.*	10,890	577,061
ZAGG, Inc.*	53,333	550,397
Total Consumer Discretionary		6,315,795
Consumer Staples - 3.3%
Central Garden and Pet Co.*	29,740	439,260
Lifeway Foods, Inc.*	41,611	457,721
Orchids Paper Products Co.	17,290	512,994
Primo Water Corp.*	34,922	310,457
Total Consumer Staples		1,720,432
Financials - 8.5%
Atlas Financial Holdings, Inc.*	29,790	624,696
Bryn Mawr Bank Corp.	17,463	519,524
First Foundation, Inc.*	21,420	491,161
Kingstone Cos, Inc.	44,661	437,678
Meta Financial Group, Inc.	11,546	519,570
NMI Holdings, Inc., Class A*	67,912	501,870
Preferred Bank	21,490	782,666
Silvercrest Asset Management Group, Inc., Class A	40,456	520,669
Total Financials		4,397,834
Health Care - 27.6%
Aceto Corp.	25,758	726,633
Addus HomeCare Corp.*	12,047	274,551
Albany Molecular Research, Inc.*,1	34,720	691,622
ANI Pharmaceuticals, Inc.*,[1]	4,520	198,066
Anika Therapeutics, Inc.*	10,437	437,936
BioSpecifics Technologies Corp.*	5,406	261,921

	Shares	Value
BioTelemetry, Inc.*	38,077	$480,151
Capital Senior Living Corp.*	25,105	575,407
Civitas Solutions, Inc.*	22,476	589,096
Cross Country Healthcare, Inc.*	29,518	538,703
Digirad Corp.	55,910	326,514
Dynavax Technologies Corp.*	12,368	344,944
Emergent BioSolutions, Inc.*	15,355	578,423
Enanta Pharmaceuticals, Inc.*,1	9,944	313,236
Exelixis, Inc.*,1	74,950	428,714
Harvard Bioscience, Inc.*	123,472	391,406
Juniper Pharmaceuticals, Inc.*	50,728	600,620
La Jolla Pharmaceutical Co.*	7,450	251,735
Landauer, Inc.	12,573	512,350
LeMaitre Vascular, Inc.	22,147	341,728
Misonix, Inc.*	45,580	431,643
Neogen Corp.*	9,492	560,598
Progenics Pharmaceuticals, Inc.*	74,185	498,523
The Providence Service Corp.*	11,821	572,373
Sharps Compliance Corp.*	68,543	621,685
Simulations Plus, Inc.	51,275	457,886
Sucampo Pharmaceuticals, Inc., Class A*	26,954	462,261
Supernus Pharmaceuticals, Inc.*	37,144	600,247
SurModics, Inc.*	19,271	405,847
Synergy Pharmaceuticals, Inc.*,1	39,815	250,038
TG Therapeutics, Inc.*,1	15,490	204,158
U.S. Physical Therapy, Inc.	8,341	440,738
Total Health Care		14,369,753
Industrials - 11.8%
Argan, Inc.	18,860	741,387
Casella Waste Systems, Inc., Class A*	91,690	621,658
CRA International, Inc.*	21,859	498,822
Douglas Dynamics, Inc.	27,406	637,464
General Employment Enterprises, Inc.*,1	25,455	177,930
Hill International, Inc.*	135,392	467,102
Insteel Industries, Inc.	24,920	608,048
Kadant, Inc.	11,834	512,531
LSI Industries, Inc.	51,320	606,602
PGT, Inc.*	32,366	359,910
Virgin America, Inc.*,1	14,587	530,821
Willdan Group, Inc.*	45,095	396,836
Total Industrials		6,159,111

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 27.6%
Alliance Fiber Optic Products, Inc.	24,727	$392,170
American Software, Inc., Class A	60,263	623,722
Autobytel, Inc.*	26,408	648,845
BroadSoft, Inc.*	13,120	525,194
CalAmp Corp.*	27,250	503,580
Callidus Software, Inc.*	29,296	607,892
Cascade Microtech, Inc.*	28,968	470,730
CEVA, Inc.*	26,174	664,558
DHI Group, Inc.*	67,850	632,362
DSP Group, Inc.*	67,591	704,974
Edgewater Technology, Inc.*	75,061	596,735
Extreme Networks, Inc.*	159,680	705,786
Gigamon, Inc.*	23,256	630,005
Information Services Group, Inc.	114,749	428,014
Inphi Corp.*	20,614	662,740
MaxLinear, Inc., Class A*	36,158	632,765
MeetMe, Inc.*	97,490	260,298
Mercury Systems, Inc.*	33,970	665,133
Mitek Systems, Inc.*	58,985	309,671
Planet Payment, Inc.*	197,120	561,792
Reis, Inc.	31,269	782,663
RingCentral, Inc., Class A*	31,088	712,226
Sapiens International Corp. N.V.	55,542	604,297
SPS Commerce, Inc.*	7,108	528,267
XO Group, Inc.*	29,730	500,653
Total Information Technology		14,355,072
Materials - 2.1%
AEP Industries, Inc.*	6,182	563,675

	Shares	Value
Neenah Paper, Inc.	8,053	$535,283
Total Materials		1,098,958
Telecommunication Services - 3.4%
8x8, Inc.*	39,404	464,967
Inteliquent, Inc.	31,284	600,966
Vonage Holdings Corp.*	104,571	674,483
Total Telecommunication Services		1,740,416
Total Common Stocks (cost $46,398,164)		50,157,371

	Principal Amount
Short-Term Investments - 5.7%
Repurchase Agreements - 1.9%[2]
HSBC Securities USA, Inc., dated 11/30/15, due 12/01/15, 0.110%, total to be received $985,904 (collateralized by various U.S. Government Agency Obligations, 0.500% - 6.500%, 09/28/16 - 12/01/45,totaling $1,005,621)	$985,901	985,901

	Shares
Other Investment Companies - 3.8%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	2,009,748	2,009,748
Total Short-Term Investments (cost $2,995,649)		2,995,649
Total Investments - 102.1% (cost $49,393,813)		53,153,020
Other Assets, less Liabilities - (2.1)%		(1,118,455)
Net Assets - 100.0%		$52,034,565

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Cadence Capital Appreciation Fund	$93,677,996	$26,359,923	$(3,393,889)	$22,966,034
AMG Managers Cadence Mid Cap Fund	133,931,409	16,255,447	(1,880,658)	14,374,789
AMG Managers Cadence Emerging Companies Fund	49,414,607	5,592,862	(1,854,449)	3,738,413

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of November 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Cadence Capital Appreciation Fund	$824,068	0.7%
AMG Managers Cadence Mid Cap Fund	1,999,646	1.4%
AMG Managers Cadence Emerging Companies Fund	954,083	1.8%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the November 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of November 30, 2015: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Capital Appreciation Fund
Investments in Securities
Common Stocks†	$115,198,097	—	—	$115,198,097
Short-Term Investments
Repurchase Agreements	—	$854,591	—	854,591
Other Investment Companies	591,342	—	—	591,342

Total Investments in Securities	$115,789,439	$854,591	—	$116,644,030

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Mid Cap Fund
Investments in Securities
Common Stocks†	$143,167,790	—	—	$143,167,790
Short-Term Investments
Repurchase Agreements	—	$2,071,407	—	2,071,407
Other Investment Companies	3,067,001	—	—	3,067,001

Total Investments in Securities	$146,234,791	$2,071,407	—	$148,306,198

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks†	$50,157,371	—	—	$50,157,371
Short-Term Investments
Repurchase Agreements	—	$985,901	—	985,901
Other Investment Companies	2,009,748	—	—	2,009,748

Total Investments in Securities	$52,167,119	$985,901	—	$53,153,020

†	All common stocks held in the Funds are level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of November 30, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

November 30, 2015

	AMG Managers Cadence Capital Appreciation Fund	AMG Managers Cadence Mid Cap Fund	AMG Managers Cadence Emerging Companies Fund
Assets:
Investments at value* (including securities on loan valued at $824,068, $1,999,646, and $954,083, respectively)	$116,644,030	$148,306,198	$53,153,020
Receivable for investments sold	—	6,158,567	105,020
Dividends, interest and other receivables	155,933	147,190	26,269
Receivable from affiliate	12,653	13,962	10,945
Receivable for Fund shares sold	55,652	14,559	65,974
Prepaid expenses	15,229	17,784	10,416
Total assets	116,883,497	154,658,260	53,371,644
Liabilities:
Payable upon return of securities loaned	854,591	2,071,407	985,901
Payable for Fund shares repurchased	247,144	2,062,886	5,769
Payable for investments purchased	—	8,708,501	270,120
Accrued expenses:
Investment advisory and management fees	43,065	53,307	52,090
Administrative fees	23,925	29,615	10,418
Distribution fees - Investor Class	14,408	20,551	—
Shareholder servicing fees - Investor Class	8,645	12,330	—
Shareholder servicing fees - Service Class	1,822	2,938	722
Trustees fees and expenses	1,148	3,524	235
Other	38,349	40,720	11,824
Total liabilities	1,233,097	13,005,779	1,337,079

Net Assets	$115,650,400	$141,652,481	$52,034,565
Net Assets Represent:
Paid-in capital	$152,226,239	$112,524,030	$68,299,265
Undistributed (accumulated) net investment income (loss)	697,572	97,985	(302,989)
Accumulated net realized gain (loss) from investments	(61,517,500)	14,219,459	(19,720,918)
Net unrealized appreciation (depreciation) of investments	24,244,089	14,811,007	3,759,207
Net Assets	$115,650,400	$141,652,481	$52,034,565
* Investments at cost	$92,399,941	$133,495,187	$49,393,813

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Cadence Capital Appreciation Fund	AMG Managers Cadence Mid Cap Fund	AMG Managers Cadence Emerging Companies Fund
Investor Class:
Net Assets	$69,650,722	$97,860,633	n/a
Shares outstanding	2,644,280	3,263,365	n/a
Net asset value, offering and redemption price per share	$26.34	$29.99	n/a
Service Class:
Net Assets	$8,900,042	$14,298,693	$3,645,984
Shares outstanding	333,066	463,292	98,760
Net asset value, offering and redemption price per share	$26.72	$30.86	$36.92
Institutional Class:
Net Assets	$37,099,636	$29,493,155	$48,388,581
Shares outstanding	1,354,959	916,169	1,214,625
Net asset value, offering and redemption price per share	$27.38	$32.19	$39.84

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended November 30, 2015

	AMG Managers Cadence Capital Appreciation Fund	AMG Managers Cadence Mid Cap Fund	AMG Managers Cadence Emerging Companies Fund
Investment Income:
Dividend income	$996,761 [1]	$842,018 [2]	$102,102
Securities lending income	147	13,846	6,047
Foreign withholding tax	—	(1,381)	(1,015)
Total investment income	996,908	854,483	107,134
Expenses:
Investment advisory and management fees	270,892	345,560	259,459
Administrative fees	150,496	191,978	51,892
Distribution fees - Investor Class	89,796	133,895	—
Shareholder servicing fees - Investor Class	4,487	76,610	—
Shareholder servicing fees - Service Class	11,745	18,290	4,133
Registration fees	23,163	23,892	18,419
Professional fees	19,260	20,699	13,779
Transfer agent fees	15,526	15,860	932
Reports to shareholders	16,722	20,698	4,215
Custodian fees	7,528	7,571	3,654
Trustees fees and expenses	3,999	5,324	1,066
Miscellaneous	2,490	2,535	862
Total expenses before offsets/reductions	616,104	862,912	358,411
Expense reimbursements	(75,892)	(81,044)	(59,523)
Expense reductions	(2,299)	—	—
Net expenses	537,913	781,868	298,888

Net investment income (loss)	458,995	72,615	(191,754)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,915,932	1,776,834	2,771,921
Net change in unrealized appreciation (depreciation) of investments	(6,159,034)	(12,615,351)	(442,999)
Net realized and unrealized gain	(1,243,102)	(10,838,517)	2,328,922

Net increase (decrease) in net assets resulting from operations	$(784,107)	$(10,765,902)	$2,137,168

[1]	Includes non-recurring dividends of $67,187.
[2]	Includes non-recurring dividends of $115,362.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended November 30, 2015 (unaudited) and fiscal year ended May 31, 2015

	AMG Managers Cadence Capital Appreciation Fund		AMG Managers Cadence Mid Cap Fund		AMG Managers Cadence Emerging Companies Fund
	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$458,995	$629,533	$72,615	$(13,887)	$(191,754)	$(278,397)
Net realized gain on investments	4,915,932	17,201,283	1,776,834	34,018,847	2,771,921	5,090,199
Net change in unrealized appreciation (depreciation) of investments	(6,159,034)	(407,439)	(12,615,351)	(3,481,338)	(442,999)	584,905
Net increase (decrease) in net assets resulting from operations	(784,107)	17,423,377	(10,765,902)	30,523,622	2,137,168	5,396,707
Distributions to Shareholders:
From net investment income:
Investor Class	—	(430,064)	—	—	—	—
Service Class	—	(17,436)	—	—	—	—
Institutional Class	—	(447,908)	—	—	—	—
From net realized gain on investments:
Investor Class	—	—	—	(22,396,748)	—	—
Service Class	—	—	—	(2,704,133)	—	—
Institutional Class	—	—	—	(13,096,718)	—	—
Total distributions to shareholders	—	(895,408)	—	(38,197,599)	—	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(15,534,962)	(54,464,464)	(12,748,751)	(153,790,230)	12,188,524	(10,690,675)

Total increase (decrease) in net assets	(16,319,069)	(37,936,495)	(23,514,653)	(161,464,207)	14,325,692	(5,293,968)
Net Assets:
Beginning of period	131,969,469	169,905,964	165,167,134	326,631,341	37,708,873	43,002,841
End of period	$115,650,400	$131,969,469	$141,652,481	$165,167,134	$52,034,565	$37,708,873
End of period undistributed (accumulated) net investment income (loss)	$697,572	$238,577	$97,985	$25,370	$(302,989)	$(111,235)

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Capital Appreciation Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2015	For the fiscal years ended May 31,				For the period from July 1, 2010, to May 31, 2011	For the fiscal year ended June 30, 2010
Investor Class	(unaudited)	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$26.49	$23.54	$19.78	$16.59	$17.57	$13.34	$11.91
Income from Investment Operations:
Net investment income[1,2]	0.09 [17]	0.08	0.13 [4]	0.15 [6]	0.04	0.04	0.03
Net realized and unrealized gain (loss) on investments	(0.24)	3.01	3.73	3.17	(1.01)	4.26	1.43
Total income (loss) from investment operations	(0.15)	3.09	3.86	3.32	(0.97)	4.30	1.46
Less Distributions to Shareholders from:
Net investment income	—	(0.14)	(0.10)	(0.13)	(0.01)	(0.07)	(0.03)
Net Asset Value, End of Period	$26.34	$26.49	$23.54	$19.78	$16.59	$17.57	$13.34
Total Return[2]	(0.57)%[15]	13.16%	19.53%	20.12%	(5.50)%	32.23%[8,15]	12.23%
Ratio of net expenses to average net assets (with offsets/reductions)	0.98%[16]	1.12%	1.09%[5]	1.12%[7]	1.11%	1.10%[16]	1.11%
Ratio of expenses to average net assets (with offsets)	0.98%[16]	1.13%	1.13%[5]	1.14%[7]	1.12%	1.11%[16]	1.11%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.11%[16]	1.22%	1.23%[5]	1.23%[7]	1.21%	1.16%[16]	1.11%
Ratio of net investment income to average net assets[2]	0.68%[16]	0.30%	0.59%[5]	0.81%[7]	0.21%	0.30%[16]	0.24%
Portfolio turnover	10%[15]	41%	52%	79%	163%	75%[8,15]	103%
Net assets at end of period (000’s omitted)	$69,651	$75,755	$81,866	$87,419	$68,310	$110,903	$108,395

AMG Managers Cadence Capital Appreciation Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2015	For the fiscal years ended May 31,				For the period from July 1, 2010, to May 31, 2011	For the fiscal year ended June 30, 2010
Service Class	(unaudited)	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$26.88	$23.74	$19.99	$16.71	$17.67	$13.40	$11.98
Income from Investment Operations:
Net investment income[1,2]	0.09 [17]	0.12	0.16 [4]	0.14 [6]	0.06	0.06	0.05
Net realized and unrealized gain (loss) on investments	(0.25)	3.06	3.76	3.24	(1.01)	4.29	1.43
Total income (loss) from investment operations	(0.16)	3.18	3.92	3.38	(0.95)	4.35	1.48
Less Distributions to Shareholders from:
Net investment income	—	(0.04)	(0.17)	(0.10)	(0.01)	(0.08)	(0.06)
Net Asset Value, End of Period	$26.72	$26.88	$23.74	$19.99	$16.71	$17.67	$13.40
Total Return[2]	(0.60)%[15]	13.41%	19.63%[9]	20.31%[9]	(5.38)%	32.47%[8,15]	12.43%
Ratio of net expenses to average net assets (with offsets/reductions)	0.97%[16]	0.97%	0.94%[5]	0.95%[7]	0.96%	0.96%[16]	0.96%
Ratio of expenses to average net assets (with offsets)	0.97%[16]	0.98%	0.98%[5]	0.97%[7]	0.97%	0.96%[16]	0.96%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.10%[16]	1.07%	1.08%[5]	1.06%[7]	1.06%	1.02%[16]	0.99%
Ratio of net investment income to average net assets[2]	0.68%[16]	0.45%	0.74%[5]	0.76%[7]	0.34%	0.43%[16]	0.39%
Portfolio turnover	10%[15]	41%	52%	79%	163%	75%[8,15]	103%
Net assets at end of period (000’s omitted)	$8,900	$10,287	$42,245	$55,735	$67,536	$143,233	$199,889

AMG Managers Cadence Capital Appreciation Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2015		For the fiscal years ended May 31,				For the period from July 1, 2010, to May 31, 2011	For the fiscal year ended June 30, 2010
Institutional Class	(unaudited)		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$27.50		$24.44	$20.57	$17.21	$18.24	$13.84	$12.36
Income from Investment Operations:
Net investment income[1,2]	0.13	[17]	0.18	0.22 [4]	0.18 [6]	0.10	0.10	0.09
Net realized and unrealized gain (loss) on investments	(0.25)		3.14	3.88	3.34	(1.03)	4.42	1.48
Total income (loss) from investment operations	(0.12)		3.32	4.10	3.52	(0.93)	4.52	1.57
Less Distributions to Shareholders from:
Net investment income	—		(0.26)	(0.23)	(0.16)	(0.10)	(0.12)	(0.09)
Net Asset Value, End of Period	$27.38		$27.50	$24.44	$20.57	$17.21	$18.24	$13.84
Total Return[2]	(0.44)%[15]		13.62%	19.96%	20.57%	(5.10)%	32.73%[8,15]	12.67%
Ratio of net expenses to average net assets (with offsets/reductions)	0.72%[16]		0.72%	0.69%[5]	0.70%[7]	0.71%	0.71%[16]	0.71%
Ratio of expenses to average net assets (with offsets)	0.72%[16]		0.73%	0.73%[5]	0.72%[7]	0.72%	0.71%[16]	0.71%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.85%[16]		0.82%	0.83%[5]	0.81%[7]	0.81%	0.77%[16]	0.71%
Ratio of net investment income to average net assets[2]	0.94%[16]		0.70%	1.00%[5]	1.00%[7]	0.58%	0.69%[16]	0.62%
Portfolio turnover	10	%[1][5]	41%	52%	79%	163%	75%[8,15]	103%
Net assets at end of period (000’s omitted)	$37,100		$45,927	$45,795	$37,536	$85,338	$178,990	$187,350

AMG Managers Cadence Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2015		For the fiscal years ended May 31,				For the period from July 1, 2010, to May 31, 2011	For the fiscal year ended June 30, 2010
Investor Class	(unaudited)		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$32.15		$34.15	$28.32	$24.10	$26.29	$18.23	$15.57
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.00	)†,17	(0.06)	(0.02)[4]	0.03 [6]	(0.06)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.16)		4.88	5.85	4.23	(2.13)	8.10	2.69
Total income (loss) from investment operations	(2.16)		4.82	5.83	4.26	(2.19)	8.09	2.66
Less Distributions to Shareholders from:
Net investment income	—		—	—	(0.04)	—	(0.03)	—
Net realized gain on investments	—		(6.82)	—	—	—	—	—
Total distributions to shareholders	—		(6.82)	—	(0.04)	—	(0.03)	—
Net Asset Value, End of Period	$29.99		$32.15	$34.15	$28.32	$24.10	$26.29	$18.23
Total Return[2]	(6.72)%[15]		15.14%	20.59%	17.70%	(8.33)%	44.38%[8,15]	17.08%
Ratio of net expenses to average net assets (with offsets/reductions)	1.11%[16]		1.12%	1.11%[10]	1.13%[11]	1.11%	1.10%[16]	1.11%
Ratio of expenses to average net assets (with offsets)	1.11%[16]		1.13%	1.13%[10]	1.14%[11]	1.12%	1.11%[16]	1.11%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.22%[16]		1.19%	1.18%[10]	1.21%[11]	1.20%	1.18%[16]	1.11%
Ratio of net investment income (loss) to average net assets[2]	(0.00	)%†,16	(0.16)%	(0.05)%[10]	0.13%[11]	(0.25)%	(0.05)%[16]	(0.14)%
Portfolio turnover	77%[15]		130%	203%	121%	127%	85%[8,15]	107%
Net assets at end of period (000’s omitted)	$97,861		$116,666	$122,497	$163,088	$138,115	$174,948	$155,574

AMG Managers Cadence Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2015		For the fiscal years ended May 31,				For the period from July 1, 2010, to May 31, 2011	For the fiscal years ended June 30, 2010
Service Class	(unaudited)		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$33.07		$35.04	$29.02	$24.67	$26.87	$18.61	$15.88
Income from Investment Operations:
Net investment income (loss)[1,2]	0.02	[1][7]	(0.01)	0.05 [4]	0.08 [6]	(0.02)	0.02	0.00 #
Net realized and unrealized gain (loss) on investments	(2.23)		5.02	5.97	4.32	(2.18)	8.28	2.73
Total income (loss) from investment operations	(2.21)		5.01	6.02	4.40	(2.20)	8.30	2.73
Less Distributions to Shareholders from:
Net investment income	—		—	—	(0.05)	—	(0.04)	—
Net realized gain on investments	—		(6.98)	—	—	—	—	—
Total distributions to shareholders	—		(6.98)	—	(0.05)	—	(0.04)	—
Net Asset Value, End of Period	$30.86		$33.07	$35.04	$29.02	$24.67	$26.87	$18.61
Total Return[2]	(6.68)%[15]		15.34%	20.74%	17.88%	(8.19)%	44.60%[8,15]	17.19%
Ratio of net expenses to average net assets (with offsets/reductions)	0.97%[16]		0.97%	0.96%[10]	0.98%[11]	0.96%	0.94%[16]	0.96%
Ratio of expenses to average net assets (with offsets)	0.97%[16]		0.98%	0.98%[10]	0.99%[11]	0.97%	0.96%[16]	0.96%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.08%[16]		1.04%	1.03%[10]	1.06%[11]	1.05%	1.02%[16]	0.99%
Ratio of net investment income (loss) to average net assets[2]	0.15%[16]		(0.01)%	0.15%[10]	0.32%[11]	(0.09)%	0.11%[16]	0.01%
Portfolio turnover	77%[15]		130%	203%	121%	127%	85%[8,15]	107%
Net assets at end of period (000’s omitted)	$14,299		$14,809	$33,215	$65,393	$92,851	$129,964	$130,157

AMG Managers Cadence Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2015	For the fiscal years ended May 31,				For the period from July 1, 2010, to May 31, 2011	For the fiscal years ended June 30, 2010
Institutional Class	(unaudited)	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$34.45	$36.44	$30.18	$25.66	$27.88	$19.32	$16.44
Income from Investment Operations:
Net investment income[1,2]	0.07 [17]	0.09	0.12 [4]	0.15 [6]	0.04	0.08	0.05
Net realized and unrealized gain (loss) on investments	(2.33)	5.21	6.23	4.50	(2.26)	8.58	2.83
Total income (loss) from investment operations	(2.26)	5.30	6.35	4.65	(2.22)	8.66	2.88
Less Distributions to Shareholders from:
Net investment income	—	—	(0.09)	(0.13)	—	(0.10)	—
Net realized gain on investments	—	(7.29)	—	—	—	—	—
Total distributions to shareholders	—	(7.29)	(0.09)	(0.13)	—	(0.10)	—
Net Asset Value, End of Period	$32.19	$34.45	$36.44	$30.18	$25.66	$27.88	$19.32
Total Return[2]	(6.56)%[15]	15.62%	21.04%	18.20%	(7.96)%	44.87%[8,15]	17.52%
Ratio of net expenses to average net assets (with offsets/reductions)	0.72%[16]	0.72%	0.71%[10]	0.73%[11]	0.71%	0.70%[16]	0.71%
Ratio of expenses to average net assets (with offsets)	0.72%[16]	0.73%	0.73%[10]	0.74%[11]	0.72%	0.71%[16]	0.71%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.83%[16]	0.79%	0.78%[10]	0.81%[11]	0.80%	0.78%[16]	0.74%
Ratio of net investment income to average net assets[2]	0.40%[16]	0.24%	0.35%[10]	0.56%[11]	0.15%	0.36%[16]	0.26%
Portfolio turnover	77%[15]	130%	203%	121%	127%	85%[8,15]	107%
Net assets at end of period (000’s omitted)	$29,493	$33,693	$170,920	$194,755	$234,346	$299,909	$292,232

AMG Managers Cadence Emerging Companies Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2015	For the fiscal years ended May 31,				For the period from July 1, 2010, to May 31, 2011	For the fiscal year ended June 30, 2010
Service Class	(unaudited)	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$35.29	$30.70	$26.84	$20.39	$21.88	$13.73	$11.72
Income from Investment Operations:
Net investment loss[1,2]	(0.21)	(0.32)[12]	(0.29)[4]	(0.07)[6]	(0.24)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	1.84	4.91	4.15	6.52	(1.25)	8.27	2.13
Total income (loss) from investment operations	1.63	4.59	3.86	6.45	(1.49)	8.15	2.01
Net Asset Value, End of Period	$36.92	$35.29	$30.70	$26.84	$20.39	$21.88	$13.73
Total Return[2]	4.62%[15]	14.95%	14.38%	31.63%	(6.81)%	59.36%[8,15]	17.15%
Ratio of net expenses to average net assets (with offsets/reductions)	1.67%[16]	1.66%	1.61%[13]	1.63%[14]	1.60%	1.66%[16]	1.67%
Ratio of expenses to average net assets (with offsets)	1.67%[16]	1.67%	1.66%[13]	1.68%[14]	1.66%	1.67%[16]	1.67%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.96%[16]	1.96%	1.90%[13]	1.99%[14]	1.98%	1.92%[16]	1.80%
Ratio of net investment loss to average net assets[2]	(1.16)%[16]	(0.98)%	(0.94)%[13]	(0.31)%[14]	(1.16)%	(0.71)%[16]	(0.90)%
Portfolio turnover	76%[15]	146%	127%	101%	120%	93%[8,15]	129%
Net assets at end of period (000’s omitted)	$3,646	$3,143	$3,540	$3,184	$2,505	$4,706	$1,830

	For the six months ended November 30, 2015	For the fiscal years ended May 31,				For the period from July 1, 2010, to May 31, 2011	For the fiscal year ended June 30, 2010
Institutional Class	(unaudited)	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$38.04	$33.00	$28.80	$21.81	$23.35	$14.62	$12.44
Income from Investment Operations:
Net investment loss[1,2]	(0.18)	(0.25)[12]	(0.23)[4]	(0.01)[6]	(0.20)	(0.04)	(0.11)
Net realized and unrealized gain (loss) on investments	1.98	5.29	4.43	7.00	(1.34)	8.77	2.29
Total income (loss) from investment operations	1.80	5.04	4.20	6.99	(1.54)	8.73	2.18
Net Asset Value, End of Period	$39.84	$38.04	$33.00	$28.80	$21.81	$23.35	$14.62
Total Return[2]	4.73%[15]	15.27%	14.58%[9]	32.05%[9]	(6.60)%	59.71%[8,15]	17.52%
Ratio of net expenses to average net assets (with offsets/reductions)	1.42%[16]	1.41%	1.38%[13]	1.38%[14]	1.37%	1.41%[16]	1.42%
Ratio of expenses to average net assets (with offsets)	1.42%[16]	1.42%	1.43%[13]	1.43%[14]	1.43%	1.42%[16]	1.42%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.71%[16]	1.71%	1.67%[13]	1.74%[14]	1.73%	1.67%[16]	1.55%
Ratio of net investment loss to average net assets[2]	(0.90)%[16]	(0.73)%	(0.71)%[13]	(0.05)%[14]	(0.94)%	(0.24)%[16]	(0.73)%
Portfolio turnover	76%[15]	146%	127%	101%	120%	93%[8,15]	129%
Net assets at end of period (000’s omitted)	$48,389	$34,566	$39,463	$36,123	$34,883	$65,222	$55,166

Notes to Financial Highlights (unaudited)

The following should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Rounds to less than $0.01 per share or 0.01%.
†	Rounds to less than $(0.01) per share or (0.01)%.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2, in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12, $0.15, and $0.21 for AMG Managers Cadence Capital Appreciation Fund’s Investor Class, Service Class, and Institutional Class, respectively, $(0.03), $0.04, and $0.11 for AMG Managers Cadence Mid Cap Fund’s Investor Class, Service Class, and Institutional Class, respectively and $(0.32) and $(0.26) for AMG Managers Cadence Emerging Companies Fund’s Service Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.007%, 0.007%, and 0.007% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.08, and $0.13 for AMG Managers Cadence Capital Appreciation Fund’s Investor Class, Service Class, and Institutional Class, respectively, $(0.11), $(0.06), and $0.01 for AMG Managers Cadence Mid Cap Fund’s Investor Class, Service Class, and Institutional Class, respectively, and $(0.31) and $(0.25) for AMG Managers Cadence Emerging Companies Fund’s Service Class and Institutional Class, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.022%, 0.004%, and 0.003% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[8]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[9]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[10]	Includes non-routine extraordinary expenses amounting to 0.008%, 0.007%, and 0.008% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.015%, and 0.016% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[12]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.33) and $(0.27) for the Service Class and Institutional Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Institutional Class and Service Class, respectively.
[14]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Institutional Class and Service Class, respectively.
[15]	Not annualized.
[16]	Annualized.
[17]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.08, and $0.11 for AMG Managers Cadence Capital Appreciation Fund’s Investor Class, Service Class, and Institutional Class, respectively, and $(0.02), $0.00, and $0.04 for AMG Managers Cadence Mid Cap Fund’s Investor Class, Service Class, and Institutional Class, respectively.

Notes to Financial Statements (unaudited)

November 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: AMG Managers Cadence Capital Appreciation Fund (“Capital Appreciation”), AMG Managers Cadence Mid Cap Fund (“Mid Cap”) and AMG Managers Cadence Emerging Companies Fund (“Emerging Companies”), each a “Fund” and collectively the “Funds”.

Capital Appreciation and Mid Cap offer Investor Class shares, Service Class shares and Institutional Class shares. Emerging Companies offers Service Class shares and Institutional Class shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager for the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Capital Appreciation had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended November 30, 2015, the amount by which the Fund’s expenses were reduced and the impact on the expense ratios, if any, was $2,299 or 0.002%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended November 30, 2015, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended November 30, 2015, overdraft fees for Capital Appreciation, Mid Cap and Emerging Companies equaled $110, $92 and $10, respectively.

d. DIVIDEND AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The permanent differences are primarily due to a net operating loss and tax equalization. The temporary differences are due to differing treatments for losses deferred due to excise tax regulations and wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Notes to Financial Statements (continued)

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of May 31, 2015 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of November 30, 2015, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Expires May 31,
Capital Appreciation
(Pre-Enactment)	$64,905,691	—	2018
Mid Cap
(Pre-Enactment)	—	—	—
Emerging Companies
(Pre-Enactment)	$2,560,058	—	2017
(Pre-Enactment)	19,911,987	—	2018

Total	$22,472,045	—

As of May 31, 2015, Mid Cap had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended May 31, 2016, such amounts may be used to offset future capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended November 30, 2015 (unaudited) and fiscal year May 31, 2014, the capital stock transactions by class for Capital Appreciation, Mid Cap and Emerging Companies were as follows:

	Capital Appreciation
	November 30, 2015		May 31, 2015
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	18,310	$477,930	59,873	$1,481,224
Reinvestment of distributions	—	—	14,114	357,803
Cost of shares repurchased	(233,412)	(6,095,335)	(692,331)	(17,079,885)

Net decrease	(215,102)	$(5,617,405)	(618,344)	$(15,240,858)

Service Class:
Proceeds from sale of shares	8,089	$211,641	72,208	$1,772,208
Reinvestment of distributions	—	—	678	17,413
Cost of shares repurchased	(57,760)	(1,518,445)	(1,469,452)	(35,749,664)

Net decrease	(49,671)	$(1,306,804)	(1,396,566)	$(33,960,043)

Institutional Class:
Proceeds from sale of shares	61,895	$1,679,031	194,715	$4,967,777
Reinvestment of distributions	—	—	16,609	436,318
Cost of shares repurchased	(376,736)	(10,289,784)	(415,104)	(10,667,658)

Net decrease	(314,841)	$(8,610,753)	(203,780)	$(5,263,563)

Notes to Financial Statements (continued)

	Mid Cap
	November 30, 2015		May 31, 2015
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	43,842	$1,350,851	195,258	$6,377,413
Reinvestment of distributions	—	—	657,238	20,098,353
Cost of shares repurchased	(409,070)	(12,607,230)	(810,820)	(26,759,793)

Net increase (decrease)	(365,228)	$(11,256,379)	41,676	$(284,027)

Service Class:
Proceeds from sale of shares	41,649	$1,339,158	65,637	$2,282,045
Reinvestment of distributions	—	—	85,370	2,683,174
Cost of shares repurchased	(26,192)	(842,565)	(650,986)	(22,775,066)

Net increase (decrease)	15,457	$496,593	(499,979)	$(17,809,847)

Institutional Class:
Proceeds from sale of shares	34,723	$1,177,291	218,489	$7,866,084
Reinvestment of distributions	—	—	363,321	11,884,230
Cost of shares repurchased	(96,652)	(3,166,256)	(4,293,880)	(155,446,670)

Net decrease	(61,929)	$(1,988,965)	(3,712,070)	$(135,696,356)

	Emerging Companies
	November 30, 2015		May 31, 2015
	Shares	Amount	Shares	Amount
Service Class:
Proceeds from sale of shares	20,109	$711,997	20,070	$659,133
Cost of shares repurchased	(10,411)	(369,022)	(46,316)	(1,474,031)

Net increase (decrease)	9,698	$342,975	(26,246)	$(814,898)

Institutional Class:
Proceeds from sale of shares	350,851	$13,617,646	107,635	$3,880,982
Cost of shares repurchased	(44,939)	(1,772,097)	(394,697)	(13,756,759)

Net increase (decrease)	305,912	$11,845,549	(287,062)	$(9,875,777)

At November 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Capital Appreciation – one owns 29%; Mid Cap – one owns 12% and Emerging Companies – four collectively own 58%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

Notes to Financial Statements (continued)

At November 30, 2015, the market value of repurchase agreements or joint repurchase agreements outstanding for Capital Appreciation, Mid Cap and Emerging Companies were $854,591, $2,071,407 and $985,901, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended November 30, 2015, the Funds’ investment management fees were paid at the following annual rate of each Fund’s average daily net assets:

Capital Appreciation	0.45%
Mid Cap	0.45%
Emerging Companies	1.25%

The Investment Manager has contractually agreed, through at least October 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Capital Appreciation, Mid Cap and Emerging Companies to 0.72%, 0.72% and 1.42%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds’ Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and respective expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended November 30, 2015, each Fund’s components of reimbursement are detailed in the following chart:

	Capital Appreciation	Mid Cap	Emerging Companies
Reimbursement Available - 5/31/15	$701,326	$703,243	$325,324
Additional Reimbursements	75,892	81,044	59,523
Expired Reimbursements	(200,571)	(173,346)	(49,108)

Reimbursement Available - 11/30/15	$576,647	$610,941	$335,739

Expiration Date	Capital Appreciation	Mid Cap	Emerging Companies
Less than 1 year*	$278,528	$293,340	$108,087
Within 2 years	147,123	161,167	107,704
Within 3 years	150,996	156,434	119,948

Total amount subject to reimbursement	$576,647	$610,941	$335,739

*	A portion of this represents the expiration amount through the fiscal year ended May 31, 2016 of $180,389, $185,990 and $56,782 for Capital Appreciation, Mid Cap and Emerging Companies, respectively.

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trusts within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the Funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustee of the Board.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective

Notes to Financial Statements (continued)

purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s daily net assets attributable to the Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended November 30, 2015, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Capital Appreciation
Investor Class	0.15%	0.01%
Service Class	0.25%	0.25%
Mid Cap
Investor Class	0.15%	0.14%
Service Class	0.25%	0.25%
Emerging Companies
Service Class	0.25%	0.25%

During the six months ended November 30, 2015, the Investor Class of Capital Appreciation and Mid Cap received a one-time shareholder servicing credit of $49,390 and $3,727, respectively.

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund.

The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended November 30, 2015, the following Funds borrowed from other Funds in the AMG Funds family: Capital Appreciation borrowed $6,009,731 for six days paying interest of $646 and Mid Cap borrowed varying amounts not exceeding $2,122,459 for three days paying interest of $84. Emerging Companies did not borrow from other Funds in the AMG Funds Family. The interest amount is included in the Statement of Operations as miscellaneous expense. At November 30, 2015, the Funds had no interfund loans outstanding. The Funds did not lend to other Funds in the AMG Funds Family during the six months ended November 30, 2015.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended November 30, 2015, were as follows:

Fund	Purchases	Sales
Capital Appreciation	$11,974,924	$27,676,921
Mid Cap	116,711,819	127,353,558
Emerging Companies	42,219,135	30,593,749

The Funds had no purchases or sales of U.S. Government obligations during the six months ended November 30, 2015.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (continued)

At November 30, 2015, the value of the securities loaned and cash collateral received, were as follows.

Fund	Securities Loaned	Cash Collateral Received
Capital Appreciation	$824,068	$854,591
Mid Cap	1,999,646	2,071,407
Emerging Companies	954,083	985,901

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of November 30, 2015:

Fund		Gross Amount Not Offset in the Statement of Assets and Liabilities		Net Amount
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received
Capital Appreciation
ING Financial Markets LLC	$854,591	$854,591	—	—

Mid Cap
Citigroup Global Markets, Inc.	$1,000,000	$1,000,000	—	—
HSBC Securities USA, Inc.	1,000,000	1,000,000	—	—
RBC Capital Markets LLC	71,407	71,407	—	—

Total	$2,071,407	$2,071,407	—	—

Emerging Companies
HSBC Securities USA, Inc.	$985,901	$985,901	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

At an in-person meeting held on June 24-25, 2015, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement (collectively the “Investment Management Agreement”) and separately an amendment to the Investment Management Agreement, in each case with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Cadence Capital Appreciation Fund, AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each a “Fund”) and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 24-25, 2015, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTEND AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and the Subadvisor’s Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the

Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Funds, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Funds, which bear the Subadvisor’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by the Subadvisor to be a material factor in their deliberations at this time.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and the Subadvisor.

AMG Managers Cadence Capital Appreciation Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was above, below, below and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance. The Trustees noted the reasons for the Fund’s underperformance and any actions being taken to address such performance. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Cadence Emerging Companies Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the earliest inception date and the largest assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was above the median performance of the Peer Group and above, below, above and above, respectively, the performance of the Fund Benchmark, the Russell Microcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, and noted that the Fund ranked strongly relative to its Peer Group for all relevant time periods, including in the top quintile for the 1-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.42%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Board also took into account the current size of the Fund and the Peer Group in which the Fund is placed. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Cadence Mid-Cap Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was above, below, above and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees also took into account management’s discussion of the Fund’s performance, including its more recent improved performance. The Trustees also noted the impact of the Fund’s underperformance in 2009, 2012 and 2013 on its intermediate-term and longer-term performance. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment

Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 24-25, 2015, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

Cadence Capital Management LLC

265 Franklin Street, 11th Floor

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS
AMG Chicago Equity Partners Balanced
Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced
First Quadrant, L.P.

EQUITY FUNDS
AMG Chicago Equity Partners Small Cap Value
Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity
AMG FQ U.S. Equity
First Quadrant, L.P.

AMG Frontier Small Cap Growth
Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core
AMG GW&K Small Cap Growth
GW&K Investment Management, LLC

AMG Renaissance International Equity
AMG Renaissance Large Cap Growth
The Renaissance Group LLC

AMG SouthernSun Small Cap
AMG SouthernSun U.S. Equity
SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value
AMG Systematic Mid Cap Value
Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth
AMG TimesSquare International Small Cap
AMG TimesSquare Mid Cap Growth
AMG TimesSquare Small Cap Growth
TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity
AMG Trilogy Emerging Wealth Equity
AMG Trilogy Global Equity
AMG Trilogy International Small Cap
Trilogy Global Advisors, L.P.

AMG Yacktman
AMG Yacktman Focused
AMG Yacktman Special Opportunities
Yacktman Asset Management LP

FIXED INCOME FUNDS
AMG GW&K Core Bond
(formerly AMG Managers Total Return Bond)
AMG GW&K Enhanced Core Bond
AMG GW&K Municipal Bond
AMG GW&K Municipal Enhanced Yield
GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS
AMG Managers Brandywine
AMG Managers Brandywine Advisors Mid Cap Growth
AMG Managers Brandywine Blue
Friess Associates, LLC

AMG Managers Cadence Capital Appreciation
AMG Managers Cadence Emerging Companies
AMG Managers Cadence Mid Cap
Cadence Capital Management, LLC

AMG Managers Emerging Opportunities
Lord, Abbett & Co. LLC
WEDGE Capital Management L.L.P.
Next Century Growth Investors LLC
RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth
Essex Investment Management Co., LLC

AMG Managers Real Estate Securities
CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities
Skyline Asset Management, L.P.

AMG Managers Special Equity
Ranger Investment Management, L.P.
Lord, Abbett & Co. LLC
Smith Asset Management Group, L.P.
Federated MDTA LLC

FIXED INCOME FUNDS
AMG Managers Bond
AMG Managers Global Income Opportunity
Loomis, Sayles & Co., L.P.

AMG Managers High Yield
J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government
AMG Managers Short Duration Government
Amundi Smith Breeden LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	January 28, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	January 28, 2016